Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets [abstract]
Property, plant and equipment	$ 16,464	$ 15,641
Goodwill	31,750	30,980
Intangible assets other than goodwill	29,997	31,340
Investments in associated companies	15,370	14,304
Deferred tax assets	8,229	10,034
Financial assets	2,243	2,196
Other non-current assets	818	698
Total non-current assets	104,871	105,193
Current assets [abstract]
Inventories	6,867	6,255
Current trade receivables	8,600	8,202
Income tax receivable	202	156
Marketable securities, commodities, time deposits and derivative financial instruments	625	770
Cash and cash equivalents	8,860	7,007
Other current assets	3,054	2,541
Total current assets	28,208	24,931
Total assets	133,079	130,124
Equity [abstract]
Share capital	969	972
Treasury shares	(100)	(76)
Reserves	73,299	73,936
Issued share capital and reserves attributable to Novartis AG shareholders	74,168	74,832
Non-controlling interests	59	59
Total equity	74,227	74,891
Non-current liabilities [abstract]
Financial debts	23,224	17,897
Deferred tax liabilities	5,168	6,657
Provisions and other non-current liabilities	7,057	8,470
Total non-current liabilities	35,449	33,024
Current liabilities [abstract]
Trade payables	5,169	4,873
Financial debts and derivative financial instruments	5,308	5,905
Current income tax liabilities	1,723	1,603
Provisions and other current liabilities	11,203	9,828
Total current liabilities	23,403	22,209
Total liabilities	58,852	55,233
Total equity and liabilities	$ 133,079	$ 130,124